GOODWILL AND INTANGIBLE ASSETS (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Gross	$ 8,024	$ 2,729
Accumulated Amortization	(2,001)	(515)
Net	6,023	2,214
WA Life	5 years 1 month 6 days	6 years 6 months
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Gross	3,373	1,670
Accumulated Amortization	(966)	(279)
Net	2,407	1,391
WA Life	7 years 7 months 6 days	8 years
Contractor and resume databases
Finite-Lived Intangible Assets [Line Items]
Gross	675	675
Accumulated Amortization	(270)	(135)
Net	405	540
WA Life	3 years	4 years
Tradename
Finite-Lived Intangible Assets [Line Items]
Gross	893	310
Accumulated Amortization	(193)	(64)
Net	700	246
WA Life	5 years 3 months 18 days	4 years
Internal use software
Finite-Lived Intangible Assets [Line Items]
Gross	2,978	74
Accumulated Amortization	(545)	(37)
Net	2,433	37
WA Life	3 years 1 month 6 days	1 year
Covenant not to compete
Finite-Lived Intangible Assets [Line Items]
Gross	105
Accumulated Amortization	(27)
Net	$ 78
WA Life	1 year 6 months